Consolidated statements of comprehensive income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	€ 1,049,300	€ 40,431	€ 316,164
Other comprehensive income (loss):
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	23,053	0	0
Proportionate part in other comprehensive income (loss) ASMPT for period March 16- December 31, 2013	480	0	0
Foreign currency translation effect	(83,087)	(10,110)	18,062
Unrealized gains (losses) on derivative instruments, net of tax	0	0	(13)
Actuarial loss	(224)	(3,716)	1,139
Total other comprehensive income (loss)	(59,778)	(13,826)	19,188
Comprehensive income (loss)	989,522	26,605	335,352
Allocation of comprehensive income (loss):
Common shareholders	991,116	(1,642)	200,858
Non-controlling interest	€ (1,594)	€ 28,247	€ 134,494